Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment
Property, Plant and Equipment

(6)                                 Property, Plant and Equipment

Property, plant and equipment, net, is comprised of the following:

	As of December 31,
	2011	2012
	RMB	RMB
Building	11,346	11,346
Office equipment, furniture and fixtures	92,213	125,294
Motor vehicles	43,454	40,041
Leasehold improvements	7,614	9,073
Total	154,627	185,754
Less: Accumulated depreciation	(69,915)	(90,833)
Property, plant and equipment, net	84,712	94,921

No impairment for property, plant and equipment was recorded for the years ended December 31, 2010, 2011 and 2012.